CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands, ¥ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Cash Divested from Deconsolidation	$ 16
Cash Divested from Sale of Subsidiaries	24,822
Cash Divested From Withholding Income Tax and Stamp Duties	$ 8,330